Segment Reporting - Schedule of Presents Significant Expenses Provided to the CODM (Details) - Chief Operating Decision Maker (CODM) [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 390,229,672	$ 389,602,570	$ 388,332,920
Segment expenses
Brokerage and transaction	[1]	79,306,618	66,418,918	59,764,117
Technology and development	[1]	55,550,088	44,407,785	39,491,515
Marketing and branding	[1]	136,693,180	150,558,774	137,394,118
General and administrative	[1]	100,445,443	75,825,829	53,105,956
Other segment items	[2]	32,587,611	29,411,885	30,022,321
Total operating expenses per consolidated statements of operations and comprehensive (loss) income		404,582,940	366,623,191	319,778,027
Operating (loss) income		(14,353,268)	22,979,379	68,554,893
Other (income) expense, net		(2,302,693)	2,801,285	2,869,397
Provision for income taxes		13,823,355	16,140,571	32,211,527
Income from discontinued operations, net of tax		2,691,778	1,784,465	16,603,657
Net (loss) income		(23,182,152)	5,821,988	50,077,626
Equity and Option Order Flow Rebates [Member]
Revenues
Total revenues		197,069,562	192,232,715	278,981,134
Interest Related Income [Member]
Revenues
Total revenues		130,451,877	155,792,329	91,882,243
Handling Charge Income [Member]
Revenues
Total revenues		49,044,700	30,677,177	8,500,321
Other Revenues [Member]
Revenues
Total revenues		$ 13,663,533	$ 10,900,349	$ 8,969,222

[1]	Excludes share-based compensation. See Note 18 for operating expense allocation.
[2]	Other segment items represent share-based compensation.